Shareholder Report, Holdings (Details)	Sep. 30, 2024
Thornburg Global Opportunities Fund - Class A | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class A | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thornburg Global Opportunities Fund - Class A | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Thornburg Global Opportunities Fund - Class C | Small Cap 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class C | Mid Cap 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thornburg Global Opportunities Fund - Class C | Large Cap 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Thornburg Global Opportunities Fund - Class I | Small Cap 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class I | Mid Cap 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thornburg Global Opportunities Fund - Class I | Large Cap 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Thornburg Global Opportunities Fund - Class R3 | Small Cap 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class R3 | Mid Cap 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thornburg Global Opportunities Fund - Class R3 | Large Cap 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Thornburg Global Opportunities Fund - Class R4 | Small Cap 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class R4 | Mid Cap 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thornburg Global Opportunities Fund - Class R4 | Large Cap 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Thornburg Global Opportunities Fund - Class R5 | Small Cap 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class R5 | Mid Cap 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thornburg Global Opportunities Fund - Class R5 | Large Cap 67 [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Thornburg Global Opportunities Fund - Class R6 | Small Cap 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class R6 | Mid Cap 76 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thornburg Global Opportunities Fund - Class R6 | Large Cap 78 [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Thornburg International Equity Fund - Class A | Small Cap 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class A | Mid Cap 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg International Equity Fund - Class A | Large Cap 92 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Thornburg International Equity Fund - Class C | Small Cap 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class C | Mid Cap 104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg International Equity Fund - Class C | Large Cap 106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Thornburg International Equity Fund - Class I | Small Cap 115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class I | Mid Cap 117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg International Equity Fund - Class I | Large Cap 119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Thornburg International Equity Fund - Class R3 | Small Cap 128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R3 | Mid Cap 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg International Equity Fund - Class R3 | Large Cap 132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Thornburg International Equity Fund - Class R4 | Small Cap 141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R4 | Mid Cap 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg International Equity Fund - Class R4 | Large Cap 145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Thornburg International Equity Fund - Class R5 | Small Cap 154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R5 | Mid Cap 156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg International Equity Fund - Class R5 | Large Cap 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Thornburg International Equity Fund - Class R6 | Small Cap 167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R6 | Mid Cap 169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg International Equity Fund - Class R6 | Large Cap 171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Thornburg Better World International Fund - Class A | Small Cap 179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Better World International Fund - Class A | Mid Cap 181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Thornburg Better World International Fund - Class A | Large Cap 183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.70%
Thornburg Better World International Fund - Class C | Small Cap 191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Better World International Fund - Class C | Mid Cap 193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Thornburg Better World International Fund - Class C | Large Cap 195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.70%
Thornburg Better World International Fund - Class I | Small Cap 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Better World International Fund - Class I | Mid Cap 204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Thornburg Better World International Fund - Class I | Large Cap 206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.70%
Thornburg International Growth Fund - Class A | Small Cap 216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg International Growth Fund - Class A | Mid Cap 218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Thornburg International Growth Fund - Class A | Large Cap 220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Thornburg International Growth Fund - Class C | Small Cap 230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg International Growth Fund - Class C | Mid Cap 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Thornburg International Growth Fund - Class C | Large Cap 234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Thornburg International Growth Fund - Class I | Small Cap 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg International Growth Fund - Class I | Mid Cap 245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Thornburg International Growth Fund - Class I | Large Cap 247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Thornburg International Growth Fund - Class R3 | Small Cap 256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg International Growth Fund - Class R3 | Mid Cap 258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Thornburg International Growth Fund - Class R3 | Large Cap 260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Thornburg International Growth Fund - Class R4 | Small Cap 269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg International Growth Fund - Class R4 | Mid Cap 271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Thornburg International Growth Fund - Class R4 | Large Cap 273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Thornburg International Growth Fund - Class R5 | Small Cap 282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg International Growth Fund - Class R5 | Mid Cap 284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Thornburg International Growth Fund - Class R5 | Large Cap 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Thornburg International Growth Fund - Class R6 | Small Cap 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg International Growth Fund - Class R6 | Mid Cap 297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Thornburg International Growth Fund - Class R6 | Large Cap 299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Thornburg Developing World Fund Class A | Small Cap 307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Developing World Fund Class A | Mid Cap 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Thornburg Developing World Fund Class A | Large Cap 311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.60%
Thornburg Developing World Fund Class C | Small Cap 319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Developing World Fund Class C | Mid Cap 321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Thornburg Developing World Fund Class C | Large Cap 323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.60%
Thornburg Developing World Fund Class I | Small Cap 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Developing World Fund Class I | Mid Cap 332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Thornburg Developing World Fund Class I | Large Cap 334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.60%
Thornburg Developing World Fund Class R5 | Small Cap 341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Developing World Fund Class R5 | Mid Cap 343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Thornburg Developing World Fund Class R5 | Large Cap 345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.60%
Thornburg Developing World Fund Class R6 | Small Cap 352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Developing World Fund Class R6 | Mid Cap 354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Thornburg Developing World Fund Class R6 | Large Cap 356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.60%
Thornburg Small/Mid Cap Core Fund - Class A | Small Cap 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Core Fund - Class A | Mid Cap 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Core Fund - Class A | Large Cap 370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Thornburg Small/Mid Cap Core Fund - Class C | Small Cap 380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Core Fund - Class C | Mid Cap 382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Core Fund - Class C | Large Cap 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Thornburg Small/Mid Cap Core Fund - Class I | Small Cap 393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Core Fund - Class I | Mid Cap 395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Core Fund - Class I | Large Cap 397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Thornburg Small/Mid Cap Core Fund - Class R3 | Small Cap 406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Core Fund - Class R3 | Mid Cap 408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Core Fund - Class R3 | Large Cap 410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Thornburg Small/Mid Cap Core Fund - Class R4 | Small Cap 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Core Fund - Class R4 | Mid Cap 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Core Fund - Class R4 | Large Cap 423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Thornburg Small/Mid Cap Core Fund - Class R5 | Small Cap 432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Core Fund - Class R5 | Mid Cap 434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Core Fund - Class R5 | Large Cap 436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Thornburg Small/Mid Cap Growth Fund - Class A | Small Cap 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Small/Mid Cap Growth Fund - Class A | Mid Cap 448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Growth Fund - Class A | Large Cap 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Thornburg Small/Mid Cap Growth Fund - Class C | Small Cap 460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Small/Mid Cap Growth Fund - Class C | Mid Cap 462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Growth Fund - Class C | Large Cap 464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Thornburg Small/Mid Cap Growth Fund - Class I | Small Cap 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Small/Mid Cap Growth Fund - Class I | Mid Cap 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Growth Fund - Class I | Large Cap 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Small Cap 486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Mid Cap 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Large Cap 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Small Cap 499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Mid Cap 501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Large Cap 503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Small Cap 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Mid Cap 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Large Cap 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Thornburg Investment Income Builder Fund - Class A | Foreign Equity 528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class A | Domestic Equity 530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Investment Income Builder Fund - Class A | Domestic Corporate Bonds 532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class A | Domestic Other Bonds 534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Investment Income Builder Fund - Class A | Foreign Bonds 536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class A | Other Assets Less Liabilities 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg Investment Income Builder Fund - Class C | Foreign Equity 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class C | Domestic Equity 552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Investment Income Builder Fund - Class C | Domestic Corporate Bonds 554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class C | Domestic Other Bonds 556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Investment Income Builder Fund - Class C | Foreign Bonds 558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class C | Other Assets Less Liabilities 560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg Investment Income Builder Fund - Class I | Foreign Equity 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class I | Domestic Equity 573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Investment Income Builder Fund - Class I | Domestic Corporate Bonds 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class I | Domestic Other Bonds 577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Investment Income Builder Fund - Class I | Foreign Bonds 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class I | Other Assets Less Liabilities 581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg Investment Income Builder Fund - Class R3 | Foreign Equity 592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Equity 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Corporate Bonds 596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Other Bonds 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Investment Income Builder Fund - Class R3 | Foreign Bonds 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class R3 | Other Assets Less Liabilities 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg Investment Income Builder Fund - Class R4 | Foreign Equity 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Equity 615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Corporate Bonds 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Other Bonds 619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Investment Income Builder Fund - Class R4 | Foreign Bonds 621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class R4 | Other Assets Less Liabilities 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg Investment Income Builder Fund - Class R5 | Foreign Equity 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Equity 636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Corporate Bonds 638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Other Bonds 640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Investment Income Builder Fund - Class R5 | Foreign Bonds 642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class R5 | Other Assets Less Liabilities 644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg Investment Income Builder Fund - Class R6 | Foreign Equity 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Equity 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Corporate Bonds 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Other Bonds 661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Investment Income Builder Fund - Class R6 | Foreign Bonds 663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class R6 | Other Assets Less Liabilities 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg Summit Fund - Class A | Domestic Equity 676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Thornburg Summit Fund - Class A | Domestic Other Bonds 678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Thornburg Summit Fund - Class A | Foreign Equity 680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Thornburg Summit Fund - Class A | Domestic Corporate Bonds 682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Summit Fund - Class A | Foreign Bonds 684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Summit Fund - Class A | Other Assets Less Liabilities 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Summit Fund - Class I | Domestic Equity 696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Thornburg Summit Fund - Class I | Domestic Other Bonds 698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Thornburg Summit Fund - Class I | Foreign Equity 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Thornburg Summit Fund - Class I | Domestic Corporate Bonds 702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Summit Fund - Class I | Foreign Bonds 704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Summit Fund - Class I | Other Assets Less Liabilities 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Ultra Short Income Fund Class A | U S Government 716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Ultra Short Income Fund Class A | A A A 718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Thornburg Ultra Short Income Fund Class A | A A 720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Thornburg Ultra Short Income Fund Class A | A 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Thornburg Ultra Short Income Fund Class A | B B B 724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Thornburg Ultra Short Income Fund Class A | N R 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Thornburg Ultra Short Income Fund Class A | Below Invest Grade 728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Ultra Short Income Fund Class A | Cash Equivalents Other 730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Ultra Short Income Fund Class I | U S Government 739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Ultra Short Income Fund Class I | A A A 741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Thornburg Ultra Short Income Fund Class I | A A 743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Thornburg Ultra Short Income Fund Class I | A 745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Thornburg Ultra Short Income Fund Class I | B B B 747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Thornburg Ultra Short Income Fund Class I | N R 749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Thornburg Ultra Short Income Fund Class I | Below Invest Grade 751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Ultra Short Income Fund Class I | Cash Equivalents Other 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Limited Term U.S. Government Fund - Class A | U S Treasury Securities 763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Thornburg Limited Term U.S. Government Fund - Class A | U S Government Agencies 765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg Limited Term U.S. Government Fund - Class A | Mortgage Backed 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg Limited Term U.S. Government Fund - Class A | Corporate Bonds 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Limited Term U.S. Government Fund - Class A | Cash Equivalents Other 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Limited Term U.S. Government Fund - Class C | U S Treasury Securities 781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Thornburg Limited Term U.S. Government Fund - Class C | U S Government Agencies 783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg Limited Term U.S. Government Fund - Class C | Mortgage Backed 785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg Limited Term U.S. Government Fund - Class C | Corporate Bonds 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Limited Term U.S. Government Fund - Class C | Cash Equivalents Other 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Limited Term U.S. Government Fund - Class C2 | U S Treasury Securities 799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Thornburg Limited Term U.S. Government Fund - Class C2 | U S Government Agencies 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg Limited Term U.S. Government Fund - Class C2 | Mortgage Backed 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg Limited Term U.S. Government Fund - Class C2 | Corporate Bonds 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Limited Term U.S. Government Fund - Class C2 | Cash Equivalents Other 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Limited Term U.S. Government Fund - Class I | U S Treasury Securities 816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Thornburg Limited Term U.S. Government Fund - Class I | U S Government Agencies 818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg Limited Term U.S. Government Fund - Class I | Mortgage Backed 820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg Limited Term U.S. Government Fund - Class I | Corporate Bonds 822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Limited Term U.S. Government Fund - Class I | Cash Equivalents Other 824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Limited Term U.S. Government Fund - Class R3 | U S Treasury Securities 833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Thornburg Limited Term U.S. Government Fund - Class R3 | U S Government Agencies 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg Limited Term U.S. Government Fund - Class R3 | Mortgage Backed 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg Limited Term U.S. Government Fund - Class R3 | Corporate Bonds 839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Limited Term U.S. Government Fund - Class R3 | Cash Equivalents Other 841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Limited Term U.S. Government Fund - Class R4 | U S Treasury Securities 850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Thornburg Limited Term U.S. Government Fund - Class R4 | U S Government Agencies 852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg Limited Term U.S. Government Fund - Class R4 | Mortgage Backed 854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg Limited Term U.S. Government Fund - Class R4 | Corporate Bonds 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Limited Term U.S. Government Fund - Class R4 | Cash Equivalents Other 858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Limited Term U.S. Government Fund - Class R5 | U S Treasury Securities 867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Thornburg Limited Term U.S. Government Fund - Class R5 | U S Government Agencies 869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg Limited Term U.S. Government Fund - Class R5 | Mortgage Backed 871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg Limited Term U.S. Government Fund - Class R5 | Corporate Bonds 873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Limited Term U.S. Government Fund - Class R5 | Cash Equivalents Other 875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Limited Term Income Fund - Class A | U S Government 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Limited Term Income Fund - Class A | A A A 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Limited Term Income Fund - Class A | A A 889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Limited Term Income Fund - Class A | A 891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Thornburg Limited Term Income Fund - Class A | B B B 893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Limited Term Income Fund - Class A | N R 895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class A | Below Invest Grade 897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class A | Cash Equivalents Other 899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg Limited Term Income Fund - Class C | U S Government 909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Limited Term Income Fund - Class C | A A A 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Limited Term Income Fund - Class C | A A 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Limited Term Income Fund - Class C | A 915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Thornburg Limited Term Income Fund - Class C | B B B 917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Limited Term Income Fund - Class C | N R 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class C | Below Invest Grade 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class C | Cash Equivalents Other 923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg Limited Term Income Fund - Class C2 | U S Government 933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Limited Term Income Fund - Class C2 | A A A 935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Limited Term Income Fund - Class C2 | A A 937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Limited Term Income Fund - Class C2 | A 939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Thornburg Limited Term Income Fund - Class C2 | B B B 941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Limited Term Income Fund - Class C2 | N R 943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class C2 | Below Invest Grade 945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class C2 | Cash Equivalents Other 947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg Limited Term Income Fund - Class I | U S Government 956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Limited Term Income Fund - Class I | A A A 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Limited Term Income Fund - Class I | A A 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Limited Term Income Fund - Class I | A 962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Thornburg Limited Term Income Fund - Class I | B B B 964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Limited Term Income Fund - Class I | N R 966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class I | Below Invest Grade 968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class I | Cash Equivalents Other 970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg Limited Term Income Fund - Class R3 | U S Government 979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Limited Term Income Fund - Class R3 | A A A 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Limited Term Income Fund - Class R3 | A A 983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Limited Term Income Fund - Class R3 | A 985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Thornburg Limited Term Income Fund - Class R3 | B B B 987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Limited Term Income Fund - Class R3 | N R 989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class R3 | Below Invest Grade 991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class R3 | Cash Equivalents Other 993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg Limited Term Income Fund - Class R4 | U S Government 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Limited Term Income Fund - Class R4 | A A A 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Limited Term Income Fund - Class R4 | A A 1006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Limited Term Income Fund - Class R4 | A 1008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Thornburg Limited Term Income Fund - Class R4 | B B B 1010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Limited Term Income Fund - Class R4 | N R 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class R4 | Below Invest Grade 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class R4 | Cash Equivalents Other 1016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg Limited Term Income Fund - Class R5 | U S Government 1025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Limited Term Income Fund - Class R5 | A A A 1027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Limited Term Income Fund - Class R5 | A A 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Limited Term Income Fund - Class R5 | A 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Thornburg Limited Term Income Fund - Class R5 | B B B 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Limited Term Income Fund - Class R5 | N R 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class R5 | Below Invest Grade 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class R5 | Cash Equivalents Other 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg Limited Term Income Fund - Class R6 | U S Government 1048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Limited Term Income Fund - Class R6 | A A A 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Limited Term Income Fund - Class R6 | A A 1052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Limited Term Income Fund - Class R6 | A 1054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Thornburg Limited Term Income Fund - Class R6 | B B B 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Limited Term Income Fund - Class R6 | N R 1058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class R6 | Below Invest Grade 1060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class R6 | Cash Equivalents Other 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg Core Plus Bond Fund - Class A | U S Government 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Thornburg Core Plus Bond Fund - Class A | A A A 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Thornburg Core Plus Bond Fund - Class A | A A 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class A | A 1076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Thornburg Core Plus Bond Fund - Class A | B B B 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Thornburg Core Plus Bond Fund - Class A | N R 1080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Core Plus Bond Fund - Class A | Below Invest Grade 1082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Core Plus Bond Fund - Class A | Cash Equivalents Other 1084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund - Class C | U S Government 1092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Thornburg Core Plus Bond Fund - Class C | A A A 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Thornburg Core Plus Bond Fund - Class C | A A 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class C | A 1098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Thornburg Core Plus Bond Fund - Class C | B B B 1100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Thornburg Core Plus Bond Fund - Class C | N R 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Core Plus Bond Fund - Class C | Below Invest Grade 1104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Core Plus Bond Fund - Class C | Cash Equivalents Other 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund - Class I | U S Government 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Thornburg Core Plus Bond Fund - Class I | A A A 1115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Thornburg Core Plus Bond Fund - Class I | A A 1117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class I | A 1119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Thornburg Core Plus Bond Fund - Class I | B B B 1121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Thornburg Core Plus Bond Fund - Class I | N R 1123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Core Plus Bond Fund - Class I | Below Invest Grade 1125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Core Plus Bond Fund - Class I | Cash Equivalents Other 1127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund - Class R3 | U S Government 1134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Thornburg Core Plus Bond Fund - Class R3 | A A A 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Thornburg Core Plus Bond Fund - Class R3 | A A 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class R3 | A 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Thornburg Core Plus Bond Fund - Class R3 | B B B 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Thornburg Core Plus Bond Fund - Class R3 | N R 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Core Plus Bond Fund - Class R3 | Below Invest Grade 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Core Plus Bond Fund - Class R3 | Cash Equivalents Other 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund - Class R4 | U S Government 1155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Thornburg Core Plus Bond Fund - Class R4 | A A A 1157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Thornburg Core Plus Bond Fund - Class R4 | A A 1159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class R4 | A 1161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Thornburg Core Plus Bond Fund - Class R4 | B B B 1163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Thornburg Core Plus Bond Fund - Class R4 | N R 1165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Core Plus Bond Fund - Class R4 | Below Invest Grade 1167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Core Plus Bond Fund - Class R4 | Cash Equivalents Other 1169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund - Class R5 | U S Government 1176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Thornburg Core Plus Bond Fund - Class R5 | A A A 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Thornburg Core Plus Bond Fund - Class R5 | A A 1180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class R5 | A 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Thornburg Core Plus Bond Fund - Class R5 | B B B 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Thornburg Core Plus Bond Fund - Class R5 | N R 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Core Plus Bond Fund - Class R5 | Below Invest Grade 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Core Plus Bond Fund - Class R5 | Cash Equivalents Other 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund - Class R6 | U S Government 1197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Thornburg Core Plus Bond Fund - Class R6 | A A A 1199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Thornburg Core Plus Bond Fund - Class R6 | A A 1201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class R6 | A 1203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Thornburg Core Plus Bond Fund - Class R6 | B B B 1205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Thornburg Core Plus Bond Fund - Class R6 | N R 1207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Core Plus Bond Fund - Class R6 | Below Invest Grade 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Thornburg Core Plus Bond Fund - Class R6 | Cash Equivalents Other 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Strategic Income Fund - Class A | U S Government 1222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Thornburg Strategic Income Fund - Class A | A A A 1224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Strategic Income Fund - Class A | A A 1226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Strategic Income Fund - Class A | A 1228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Thornburg Strategic Income Fund - Class A | B B B 1230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Strategic Income Fund - Class A | B B 1232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Income Fund - Class A | B 1234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg Strategic Income Fund - Class A | C C C 1236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class A | D 1238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class A | N R 1240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Income Fund - Class A | Cash Equivalents Other 1242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thornburg Strategic Income Fund - Class C | U S Government 1253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Thornburg Strategic Income Fund - Class C | A A A 1255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Strategic Income Fund - Class C | A A 1257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Strategic Income Fund - Class C | A 1259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Thornburg Strategic Income Fund - Class C | B B B 1261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Strategic Income Fund - Class C | B B 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Income Fund - Class C | B 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg Strategic Income Fund - Class C | C C C 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class C | D 1269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class C | N R 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Income Fund - Class C | Cash Equivalents Other 1273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thornburg Strategic Income Fund - Class I | U S Government 1283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Thornburg Strategic Income Fund - Class I | A A A 1285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Strategic Income Fund - Class I | A A 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Strategic Income Fund - Class I | A 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Thornburg Strategic Income Fund - Class I | B B B 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Strategic Income Fund - Class I | B B 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Income Fund - Class I | B 1295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg Strategic Income Fund - Class I | C C C 1297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class I | D 1299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class I | N R 1301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Income Fund - Class I | Cash Equivalents Other 1303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thornburg Strategic Income Fund - Class R3 | U S Government 1313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Thornburg Strategic Income Fund - Class R3 | A A A 1315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Strategic Income Fund - Class R3 | A A 1317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Strategic Income Fund - Class R3 | A 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Thornburg Strategic Income Fund - Class R3 | B B B 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Strategic Income Fund - Class R3 | B B 1323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Income Fund - Class R3 | B 1325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg Strategic Income Fund - Class R3 | C C C 1327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R3 | D 1329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R3 | N R 1331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Income Fund - Class R3 | Cash Equivalents Other 1333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thornburg Strategic Income Fund - Class R4 | U S Government 1343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Thornburg Strategic Income Fund - Class R4 | A A A 1345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Strategic Income Fund - Class R4 | A A 1347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Strategic Income Fund - Class R4 | A 1349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Thornburg Strategic Income Fund - Class R4 | B B B 1351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Strategic Income Fund - Class R4 | B B 1353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Income Fund - Class R4 | B 1355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg Strategic Income Fund - Class R4 | C C C 1357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R4 | D 1359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R4 | N R 1361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Income Fund - Class R4 | Cash Equivalents Other 1363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thornburg Strategic Income Fund - Class R5 | U S Government 1373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Thornburg Strategic Income Fund - Class R5 | A A A 1375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Strategic Income Fund - Class R5 | A A 1377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Strategic Income Fund - Class R5 | A 1379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Thornburg Strategic Income Fund - Class R5 | B B B 1381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Strategic Income Fund - Class R5 | B B 1383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Income Fund - Class R5 | B 1385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg Strategic Income Fund - Class R5 | C C C 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R5 | D 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R5 | N R 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Income Fund - Class R5 | Cash Equivalents Other 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thornburg Strategic Income Fund - Class R6 | U S Government 1403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Thornburg Strategic Income Fund - Class R6 | A A A 1405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Thornburg Strategic Income Fund - Class R6 | A A 1407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Strategic Income Fund - Class R6 | A 1409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Thornburg Strategic Income Fund - Class R6 | B B B 1411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Strategic Income Fund - Class R6 | B B 1413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Income Fund - Class R6 | B 1415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg Strategic Income Fund - Class R6 | C C C 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R6 | D 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R6 | N R 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Income Fund - Class R6 | Cash Equivalents Other 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thornburg Short Duration Municipal Fund Class A | A A A 1433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Thornburg Short Duration Municipal Fund Class A | A A 1435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Thornburg Short Duration Municipal Fund Class A | A 1437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Thornburg Short Duration Municipal Fund Class A | B B B 1439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Thornburg Short Duration Municipal Fund Class A | N R 1441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Short Duration Municipal Fund Class A | Below Invest Grade 1443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Short Duration Municipal Fund Class A | Cash Cash Equivalent 1445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thornburg Short Duration Municipal Fund Class I | A A A 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Thornburg Short Duration Municipal Fund Class I | A A 1456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Thornburg Short Duration Municipal Fund Class I | A 1458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Thornburg Short Duration Municipal Fund Class I | B B B 1460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Thornburg Short Duration Municipal Fund Class I | N R 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Short Duration Municipal Fund Class I | Below Invest Grade 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Short Duration Municipal Fund Class I | Cash Cash Equivalent 1466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thornburg Limited Term Municipal Fund - Class A | A A A 1476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thornburg Limited Term Municipal Fund - Class A | A A 1478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Thornburg Limited Term Municipal Fund - Class A | A 1480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Thornburg Limited Term Municipal Fund - Class A | B B B 1482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Limited Term Municipal Fund - Class A | N R 1484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg Limited Term Municipal Fund - Class A | Below Invest Grade 1486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class A | Cash Cash Equivalent 1488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term Municipal Fund - Class C | A A A 1498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thornburg Limited Term Municipal Fund - Class C | A A 1500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Thornburg Limited Term Municipal Fund - Class C | A 1502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Thornburg Limited Term Municipal Fund - Class C | B B B 1504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Limited Term Municipal Fund - Class C | N R 1506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg Limited Term Municipal Fund - Class C | Below Invest Grade 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class C | Cash Cash Equivalent 1510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term Municipal Fund - Class C2 | A A A 1520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thornburg Limited Term Municipal Fund - Class C2 | A A 1522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Thornburg Limited Term Municipal Fund - Class C2 | A 1524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Thornburg Limited Term Municipal Fund - Class C2 | B B B 1526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Limited Term Municipal Fund - Class C2 | N R 1528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg Limited Term Municipal Fund - Class C2 | Below Invest Grade 1530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class C2 | Cash Cash Equivalent 1532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term Municipal Fund - Class I | A A A 1541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thornburg Limited Term Municipal Fund - Class I | A A 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Thornburg Limited Term Municipal Fund - Class I | A 1545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Thornburg Limited Term Municipal Fund - Class I | B B B 1547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Limited Term Municipal Fund - Class I | N R 1549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg Limited Term Municipal Fund - Class I | Below Invest Grade 1551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class I | Cash Cash Equivalent 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Intermediate Municipal Fund - Class A | A A A 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Thornburg Intermediate Municipal Fund - Class A | A A 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Thornburg Intermediate Municipal Fund - Class A | A 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Thornburg Intermediate Municipal Fund - Class A | B B B 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Intermediate Municipal Fund - Class A | N R 1571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Intermediate Municipal Fund - Class A | Below Invest Grade 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Intermediate Municipal Fund - Class C | A A A 1585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Thornburg Intermediate Municipal Fund - Class C | A A 1587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Thornburg Intermediate Municipal Fund - Class C | A 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Thornburg Intermediate Municipal Fund - Class C | B B B 1591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Intermediate Municipal Fund - Class C | N R 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Intermediate Municipal Fund - Class C | Below Invest Grade 1595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Intermediate Municipal Fund - Class C | Cash Cash Equivalent 1597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Intermediate Municipal Fund - Class C2 | A A A 1607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Thornburg Intermediate Municipal Fund - Class C2 | A A 1609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Thornburg Intermediate Municipal Fund - Class C2 | A 1611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Thornburg Intermediate Municipal Fund - Class C2 | B B B 1613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Intermediate Municipal Fund - Class C2 | N R 1615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Intermediate Municipal Fund - Class C2 | Below Invest Grade 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Intermediate Municipal Fund - Class C2 | Cash Cash Equivalent 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Intermediate Municipal Fund - Class I | A A A 1628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Thornburg Intermediate Municipal Fund - Class I | A A 1630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Thornburg Intermediate Municipal Fund - Class I | A 1632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Thornburg Intermediate Municipal Fund - Class I | B B B 1634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Intermediate Municipal Fund - Class I | N R 1636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Intermediate Municipal Fund - Class I | Below Invest Grade 1638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Strategic Municipal Income Fund Class A | A A A 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Thornburg Strategic Municipal Income Fund Class A | A A 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Thornburg Strategic Municipal Income Fund Class A | A 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Thornburg Strategic Municipal Income Fund Class A | B B B 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Strategic Municipal Income Fund Class A | N R 1656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Municipal Income Fund Class A | Below Invest Grade 1658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Strategic Municipal Income Fund Class A | Cash Cash Equivalent 1660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Strategic Municipal Income Fund Class C | A A A 1668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Thornburg Strategic Municipal Income Fund Class C | A A 1670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Thornburg Strategic Municipal Income Fund Class C | A 1672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Thornburg Strategic Municipal Income Fund Class C | B B B 1674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Strategic Municipal Income Fund Class C | N R 1676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Municipal Income Fund Class C | Below Invest Grade 1678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Strategic Municipal Income Fund Class C | Cash Cash Equivalent 1680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Strategic Municipal Income Fund Class I | A A A 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Thornburg Strategic Municipal Income Fund Class I | A A 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Thornburg Strategic Municipal Income Fund Class I | A 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Thornburg Strategic Municipal Income Fund Class I | B B B 1693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Strategic Municipal Income Fund Class I | N R 1695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Strategic Municipal Income Fund Class I | Below Invest Grade 1697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Strategic Municipal Income Fund Class I | Cash Cash Equivalent 1699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg California Limited Term Municipal Fund - Class A | A A A 1709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thornburg California Limited Term Municipal Fund - Class A | A A 1711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Thornburg California Limited Term Municipal Fund - Class A | A 1713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg California Limited Term Municipal Fund - Class A | B B B 1715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Thornburg California Limited Term Municipal Fund - Class A | N R 1717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class A | Below Invest Grade 1719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class A | Cash Cash Equivalent 1721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Thornburg California Limited Term Municipal Fund - Class C | A A A 1731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thornburg California Limited Term Municipal Fund - Class C | A A 1733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Thornburg California Limited Term Municipal Fund - Class C | A 1735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg California Limited Term Municipal Fund - Class C | B B B 1737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Thornburg California Limited Term Municipal Fund - Class C | N R 1739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class C | Below Invest Grade 1741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class C | Cash Cash Equivalent 1743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Thornburg California Limited Term Municipal Fund - Class C2 | A A A 1753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thornburg California Limited Term Municipal Fund - Class C2 | A A 1755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Thornburg California Limited Term Municipal Fund - Class C2 | A 1757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg California Limited Term Municipal Fund - Class C2 | B B B 1759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Thornburg California Limited Term Municipal Fund - Class C2 | N R 1761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class C2 | Below Invest Grade 1763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class C2 | Cash Cash Equivalent 1765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Thornburg California Limited Term Municipal Fund - Class I | A A A 1774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Thornburg California Limited Term Municipal Fund - Class I | A A 1776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Thornburg California Limited Term Municipal Fund - Class I | A 1778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg California Limited Term Municipal Fund - Class I | B B B 1780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Thornburg California Limited Term Municipal Fund - Class I | N R 1782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class I | Below Invest Grade 1784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class I | Cash Cash Equivalent 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A A A 1796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A A 1798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A 1800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg New Mexico Intermediate Municipal Fund - Class A | B B B 1802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class A | N R 1804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Thornburg New Mexico Intermediate Municipal Fund - Class A | Below Invest Grade 1806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A A A 1817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A A 1819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A 1821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg New Mexico Intermediate Municipal Fund - Class D | B B B 1823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class D | N R 1825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Thornburg New Mexico Intermediate Municipal Fund - Class D | Below Invest Grade 1827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | Cash Cash Equivalent 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A A A 1838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A A 1840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A 1842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thornburg New Mexico Intermediate Municipal Fund - Class I | B B B 1844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class I | N R 1846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Thornburg New Mexico Intermediate Municipal Fund - Class I | Below Invest Grade 1848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg New York Intermediate Municipal Fund - Class A | A A A 1860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg New York Intermediate Municipal Fund - Class A | A A 1862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Thornburg New York Intermediate Municipal Fund - Class A | A 1864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Thornburg New York Intermediate Municipal Fund - Class A | B B B 1866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg New York Intermediate Municipal Fund - Class A | N R 1868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg New York Intermediate Municipal Fund - Class A | Below Invest Grade 1870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New York Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg New York Intermediate Municipal Fund - Class I | A A A 1881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg New York Intermediate Municipal Fund - Class I | A A 1883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Thornburg New York Intermediate Municipal Fund - Class I | A 1885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Thornburg New York Intermediate Municipal Fund - Class I | B B B 1887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg New York Intermediate Municipal Fund - Class I | N R 1889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg New York Intermediate Municipal Fund - Class I | Below Invest Grade 1891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New York Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Emerging Markets Managed Account Fund - Class I | Small Cap 1900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Thornburg Emerging Markets Managed Account Fund - Class I | Mid Cap 1902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Thornburg Emerging Markets Managed Account Fund - Class I | Large Cap 1904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Thornburg Municipal Managed Account Fund - Class I | A A A 1911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Thornburg Municipal Managed Account Fund - Class I | A A 1913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Municipal Managed Account Fund - Class I | A 1915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Thornburg Municipal Managed Account Fund - Class I | B B B 1917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Thornburg Municipal Managed Account Fund - Class I | N R 1919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Thornburg Municipal Managed Account Fund - Class I | Below Invest Grade 1921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Municipal Managed Account Fund - Class I | Cash Cash Equivalent 1923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000161463 [Member] | Commercial Paper 1932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C 000161463 [Member] | Mutual Fund 1934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C 000161463 [Member] | Other Assets Less Liabilities 1936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%